Leases - Additional Information (Detail) € in Thousands	12 Months Ended
	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€) lease
Disclosure of quantitative information about right-of-use assets [line items]
Expense relating to variable lease payments not included in measurement of lease liabilities	€ 749	€ 58	€ 323
Number of new sublease arrangements entered into | lease			1
Sublease rental income	0	200	€ 200
Office buildings
Disclosure of quantitative information about right-of-use assets [line items]
Additions to right-of-use assets	621	1,624
Office buildings | MOMA
Disclosure of quantitative information about right-of-use assets [line items]
Additions to right-of-use assets	0	0
Cars
Disclosure of quantitative information about right-of-use assets [line items]
Additions to right-of-use assets	2,058	1,053
Software and licenses
Disclosure of quantitative information about right-of-use assets [line items]
Additions to right-of-use assets	0	0
Land permits
Disclosure of quantitative information about right-of-use assets [line items]
Additions to right-of-use assets	53,025	35,255
Land permits | MOMA
Disclosure of quantitative information about right-of-use assets [line items]
Additions to right-of-use assets	0	0
Land Permits, Regular Course Of Business
Disclosure of quantitative information about right-of-use assets [line items]
Additions to right-of-use assets	53,025	35,255
Other
Disclosure of quantitative information about right-of-use assets [line items]
Additions to right-of-use assets	€ 0	€ 0